Subsequent Events - Additional Information (Detail) - BRL (R$) R$ in Thousands	May 09, 2022	May 06, 2022	Apr. 29, 2022	Dec. 31, 2021
Subsequent events
Amount of shares authorized				R$ 7,000,000
Second tranche
Subsequent events
Aggregate principal amount		R$ 1,100,000
Borrowings, interest rate basis		CDI plus 1.90%
Maturity		May 2032
Extraordinary Shareholders’ Meeting
Subsequent events
Approval amount of increase in share capital			R$ 2,036,691
Amount of shares authorized			R$ 9,000,000
Debentures issued
Subsequent events
Aggregate principal amount		R$ 1,500,000
Debentures issued | First tranche
Subsequent events
Aggregate principal amount		R$ 400,000
Borrowings, interest rate basis		CDI plus 1.50%
Maturity		May 2028
New share buyback program
Subsequent events
Number of shares buyback authorised	110,000,000
Percentage of buyback shares represent total shares	5.87%
Maturity term of buyback shares	18 months